Equity - Summary of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) yr	Dec. 31, 2017 CAD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise price | $	$ 37.44	$ 27.79
Dividend yield	2.67%	2.20%
Risk-free interest rate	2.06%	1.06%
Expected option life | yr	4.2	4.2
Expected volatility	41.00%	42.00%
Forfeiture rate	0.54%	0.36%